SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
At cost:
Office equipment	$ 161,937	$ 161,581
Fixture and fittings	100,085	99,848
Motor vehicle	52,294	52,170
Exchange adjustment	2,488	717
Property and equipment, gross	316,804	314,316
Less: accumulated depreciation	(294,507)	(268,341)
Total	$ 22,297	$ 45,975